Segment Information (Reportable Segment Results Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 567,767				$ 559,876					$ 567,767	$ 559,876	$ 539,203
Total revenues	62,684	69,501	65,613	74,467	86,288	[1]	93,575	89,998	81,882	272,265	351,743	367,221
DD&A										39,627	41,274	36,325
Interest expense										7,898	7,767	6,062
Net Income (loss) from continuing operations										8,111	39,447	37,298
Central Appalachia [Member]
Segment Reporting Information [Line Items]
Total assets	293,675				325,418					293,675	325,418	325,746
Total revenues										147,430	183,374	219,274
DD&A										24,170	26,220	22,115
Interest expense										3,927	4,385	3,074
Net Income (loss) from continuing operations										(7,132)	3,668	16,497
Northern Appalachia [Member]
Segment Reporting Information [Line Items]
Total assets	54,906				57,429					54,906	57,429	57,137
Total revenues										80,401	122,024	119,966
DD&A										8,127	8,339	8,160
Interest expense										771	811	687
Net Income (loss) from continuing operations										26,089	29,565	27,404
Rhino Western [Member]
Segment Reporting Information [Line Items]
Total assets	66,463				70,822					66,463	70,822	72,986
Total revenues										38,249	40,696	21,688
DD&A										5,476	4,653	3,057
Interest expense										665	717	547
Net Income (loss) from continuing operations										(2,378)	5,691	(2,596)
Complete Basis [Member] | Eastern Met [Member]
Segment Reporting Information [Line Items]
Total assets	44,791				52,682					44,791	52,682	45,219
Total revenues										27,853	55,221	50,073
DD&A										1,949	2,098	2,959
Interest expense										17	155	52
Net Income (loss) from continuing operations										(8,369)	11,937	5,715
Equity Method Eliminations [Member] | Eastern Met [Member]
Segment Reporting Information [Line Items]
Total assets	(44,791)				(52,682)					(44,791)	(52,682)	(45,219)
Total revenues										(27,853)	(55,221)	(50,073)
DD&A										(1,949)	(2,098)	(2,959)
Interest expense										(17)	(155)	(52)
Net Income (loss) from continuing operations										4,101	(5,923)	(2,727)
Equity Method Presentation [Member] | Eastern Met [Member]
Segment Reporting Information [Line Items]
Net Income (loss) from continuing operations										(4,268)	6,014	2,988
Other [Member]
Segment Reporting Information [Line Items]
Total assets	152,723				106,207					152,723	106,207	83,334
Total revenues										6,185	5,649	6,293
DD&A										1,854	2,062	2,993
Interest expense										2,535	1,854	1,754
Net Income (loss) from continuing operations										$ (4,200)	$ (5,491)	$ (6,995)

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details